Assets Covered Under Capital Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Capital Leased Assets [Line Items]
Machinery, vessels and equipment	¥ 12,359	¥ 13,360
Less: Accumulated depreciation and amortization	(9,266)	(8,802)
Total	¥ 3,093	¥ 4,558